AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 26,706	$ 60,691
Gross unrealized gain	472	336
Gross unrealized loss		(15)
Fair value	27,178	61,012
Available-for-sale securities matures within one year [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	12,611	31,377
Gross unrealized gain	97	80
Gross unrealized loss		(8)
Fair value	12,708	31,449
Available-for-sale securities matures within one year [Member] | Governmental debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost		449
Gross unrealized gain		1
Gross unrealized loss
Fair value		450
Available-for-sale securities matures within one year [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	12,611	30,928
Gross unrealized gain	97	79
Gross unrealized loss		(8)
Fair value	12,708	30,999
Available-for-sale securities matures after one year through three years [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	13,560	24,508
Gross unrealized gain	367	198
Gross unrealized loss		(7)
Fair value	13,927	24,699
Available-for-sale securities matures after one year through three years [Member] | Governmental debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	379	855
Gross unrealized gain	3	1
Gross unrealized loss
Fair value	382	856
Available-for-sale securities matures after one year through three years [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	13,181	23,653
Gross unrealized gain	364	197
Gross unrealized loss		(7)
Fair value	13,545	23,843
Available-for-sale securities matures after three year through five years [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	535	4,806
Gross unrealized gain	8	58
Gross unrealized loss
Fair value	543	4,864
Available-for-sale securities matures after three year through five years [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	535	4,806
Gross unrealized gain	8	58
Gross unrealized loss
Fair value	$ 543	$ 4,864